Goodwill (Details) - Schedule of goodwill - MXN ($) $ in Thousands	12 Months Ended
	Jan. 03, 2021	Dec. 31, 2019
Schedule of goodwill [Abstract]
Goodwill cost, Beginning	$ 348,441	$ 348,441
Goodwill additions
Goodwill disposals
Goodwill cost, Ending	$ 348,441	$ 348,441